DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
November 30, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.7%
Communication Services
— 12.1%
Alphabet, Inc., Class A
9,000 1,520,550
Alphabet, Inc., Class C
8,079 1,377,389
AT&T, Inc.
20,853 482,955
Charter Communications, Inc.,
Class A *
230 91,302
Comcast Corp., Class A
13,250 572,268
Electronic Arts, Inc.
843 137,974
Fox Corp., Class A
446 21,016
Live Nation Entertainment, Inc. *
433 59,862
Meta Platforms, Inc., Class A
5,994 3,442,474
New York Times Co., Class A
463 25,122
Verizon Communications, Inc.
10,632 471,423
Warner Bros Discovery, Inc. *
2,971 31,136
(Cost $6,602,403)
8,233,471
Consumer Discretionary
— 16.6%
Airbnb, Inc., Class A *
1,138 154,893
Amazon.com, Inc. *
12,641 2,627,937
Aptiv PLC *
595 33,040
Aramark
660 26,855
AutoZone, Inc. *
72 228,207
Bath & Body Works, Inc.
362 13,119
Best Buy Co., Inc.
1,711 153,990
Booking Holdings, Inc.
108 561,814
BorgWarner, Inc.
1,223 41,973
Burlington Stores, Inc. *
106 29,879
Carnival Corp. *
1,282 32,601
Chipotle Mexican Grill, Inc. *
1,191 73,270
Coupang, Inc. *
2,669 67,686
Crocs, Inc. *
165 17,424
D.R. Horton, Inc.
1,250 210,975
Darden Restaurants, Inc.
519 91,484
Deckers Outdoor Corp. *
492 96,412
Dick's Sporting Goods, Inc.
307 63,623
Domino's Pizza, Inc.
45 21,429
eBay, Inc.
942 59,619
Expedia Group, Inc. *
623 115,018
Five Below, Inc. *
162 15,017
Floor & Decor Holdings, Inc.,
Class A *
276 30,970
Gap, Inc.
951 23,062
Garmin Ltd.
497 105,662
General Motors Co.
2,920 162,323
Gentex Corp.
920 28,115
Genuine Parts Co.
368 46,637
Grand Canyon Education, Inc. *
123 20,245
H&R Block, Inc.
918 54,419
Home Depot, Inc.
3,293 1,413,125
Las Vegas Sands Corp.
608 32,260
Number
of Shares Value $
Lear Corp.
280 27,395
Lennar Corp., Class A
1,582 275,885
LKQ Corp.
410 16,109
Lowe's Cos., Inc.
1,943 529,331
Lululemon Athletica, Inc. *
365 117,041
Macy's, Inc.
1,043 16,938
Marriott International, Inc.,
Class A
296 85,571
McDonald's Corp.
880 260,489
MGM Resorts International *
915 35,081
Mohawk Industries, Inc. *
117 16,243
Murphy USA, Inc.
68 37,250
NIKE, Inc., Class B
2,773 218,429
NVR, Inc. *
17 157,005
O'Reilly Automotive, Inc. *
207 257,347
Polaris, Inc.
253 17,457
Pool Corp.
113 42,611
PulteGroup, Inc.
1,080 146,092
PVH Corp.
194 21,024
Ralph Lauren Corp.
172 39,801
Ross Stores, Inc.
1,196 185,224
Skechers U.S.A., Inc., Class A *
645 41,164
Starbucks Corp.
3,480 356,561
Tapestry, Inc.
1,431 89,123
Tesla, Inc. *
1,613 556,743
Texas Roadhouse, Inc.
198 40,643
Thor Industries, Inc.
178 19,865
TJX Cos., Inc.
4,564 573,649
Toll Brothers, Inc.
323 53,350
TopBuild Corp. *
87 33,986
Tractor Supply Co.
380 107,795
Ulta Beauty, Inc. *
268 103,620
Valvoline, Inc. *
504 20,014
Williams-Sonoma, Inc.
792 136,240
Wynn Resorts Ltd.
283 26,710
Yum! Brands, Inc.
266 36,958
(Cost $9,413,081)
11,351,827
Consumer Staples — 11.1%
Albertsons Cos., Inc., Class A
1,924 38,191
Altria Group, Inc.
7,625 440,267
Archer-Daniels-Midland Co.
3,380 184,548
BJ's Wholesale Club Holdings,
Inc. *
824 79,351
Casey's General Stores, Inc.
205 86,282
Clorox Co.
261 43,631
Coca-Cola Consolidated, Inc.
22 28,694
Colgate-Palmolive Co.
1,527 147,554
Costco Wholesale Corp.
1,684 1,636,646
Dollar Tree, Inc. *
703 50,103
Estee Lauder Cos., Inc., Class A
248 17,886
General Mills, Inc.
893 59,170

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
Hershey Co.
321 56,538
Ingredion, Inc.
205 30,205
J M Smucker Co.
157 18,493
Kellanova
487 39,588
Kenvue, Inc.
5,860 141,109
Kimberly-Clark Corp.
765 106,603
Kroger Co.
3,383 206,634
Molson Coors Beverage Co.,
Class B
374 23,210
Monster Beverage Corp. *
1,789 98,628
Performance Food Group Co. *
641 56,562
Philip Morris International, Inc.
2,865 381,217
Procter & Gamble Co.
5,366 961,909
Sysco Corp.
2,940 226,703
Target Corp.
1,746 231,013
The Campbell's Company
318 14,692
Tyson Foods, Inc., Class A
419 27,026
US Foods Holding Corp. *
380 26,513
Walmart, Inc.
22,866 2,115,105
(Cost $6,022,759)
7,574,071
Energy — 7.5%
Antero Resources Corp. *
425 13,893
APA Corp.
653 14,790
Baker Hughes Co.
1,507 66,233
Cheniere Energy, Inc.
228 51,074
Chevron Corp.
6,362 1,030,199
Chord Energy Corp.
222 28,309
ConocoPhillips
5,262 570,085
Coterra Energy, Inc.
2,879 76,927
Devon Energy Corp.
2,822 107,095
Diamondback Energy, Inc.
684 121,472
EOG Resources, Inc.
2,489 331,684
Expand Energy Corp.
478 47,303
Exxon Mobil Corp.
17,719 2,090,133
Halliburton Co.
1,343 42,788
HF Sinclair Corp.
264 10,806
Marathon Petroleum Corp.
1,072 167,393
Occidental Petroleum Corp.
764 38,643
Ovintiv, Inc.
439 19,939
Phillips 66
619 82,934
Schlumberger NV
2,167 95,218
Valero Energy Corp.
848 117,940
(Cost $4,960,410)
5,124,858
Financials — 12.9%
Affiliated Managers Group, Inc.
325 60,950
Aon PLC, Class A
593 232,183
Arch Capital Group Ltd.
1,605 161,656
Berkshire Hathaway, Inc., Class
B *
7,464 3,605,261
Blackstone, Inc.
221 42,231
Capital One Financial Corp.
601 115,398
Number
of Shares Value $
Cboe Global Markets, Inc.
241 52,020
Cincinnati Financial Corp.
410 65,530
Coinbase Global, Inc., Class A *
127 37,617
Evercore, Inc., Class A
246 75,743
Everest Group Ltd.
101 39,144
FactSet Research Systems, Inc.
137 67,222
First Citizens BancShares, Inc.,
Class A
44 100,980
Houlihan Lokey, Inc.
159 30,065
Jack Henry & Associates, Inc.
182 32,065
Janus Henderson Group PLC
462 20,919
Kinsale Capital Group, Inc.
53 26,947
LPL Financial Holdings, Inc.
410 133,311
MarketAxess Holdings, Inc.
133 34,406
Marsh & McLennan Cos., Inc.
1,669 389,261
Mastercard, Inc., Class A
2,034 1,084,000
MGIC Investment Corp.
2,938 77,152
Moody's Corp.
459 229,491
MSCI, Inc.
250 152,408
PayPal Holdings, Inc. *
2,676 232,197
Progressive Corp.
148 39,794
RenaissanceRe Holdings Ltd.
139 39,775
RLI Corp.
103 18,118
S&P Global, Inc.
91 47,548
SEI Investments Co.
580 47,925
Synchrony Financial
1,403 94,731
T. Rowe Price Group, Inc.
1,399 173,252
Visa, Inc., Class A
3,994 1,258,430
Willis Towers Watson PLC
60 19,320
(Cost $7,168,409)
8,837,050
Health Care — 12.6%
Abbott Laboratories
1,255 149,056
AbbVie, Inc.
77 14,086
Agilent Technologies, Inc.
466 64,294
Align Technology, Inc. *
148 34,450
Amgen, Inc.
61 17,255
Biogen, Inc. *
64 10,280
Bristol-Myers Squibb Co.
7,098 420,344
Cardinal Health, Inc.
2,208 269,906
Cencora, Inc.
1,105 277,963
Centene Corp. *
2,681 160,860
Chemed Corp.
45 25,758
Cigna Group
1,133 382,727
CVS Health Corp.
2,187 130,892
Edwards Lifesciences Corp. *
567 40,455
Elevance Health, Inc.
770 313,359
Eli Lilly & Co.
28 22,270
Exelixis, Inc. *
654 23,845
GE HealthCare Technologies,
Inc.
1,084 90,210
Gilead Sciences, Inc.
2,394 221,637

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
HCA Healthcare, Inc.
522 170,809
Hologic, Inc. *
380 30,210
Humana, Inc.
728 215,765
Incyte Corp. *
570 42,516
Intuitive Surgical, Inc. *
220 119,240
Johnson & Johnson
10,217 1,583,737
Labcorp Holdings, Inc.
194 46,785
McKesson Corp.
1,262 793,167
Medpace Holdings, Inc. *
64 21,800
Merck & Co., Inc.
2,194 222,998
Mettler-Toledo International,
Inc. *
50 62,560
Moderna, Inc. *
828 35,654
Molina Healthcare, Inc. *
132 39,323
Pfizer, Inc.
12,458 326,524
Premier, Inc., Class A
795 18,205
Quest Diagnostics, Inc.
126 20,495
Regeneron Pharmaceuticals,
Inc. *
222 166,549
Royalty Pharma PLC, Class A
744 19,835
Solventum Corp. *
1,012 72,368
United Therapeutics Corp. *
183 67,800
UnitedHealth Group, Inc.
2,615 1,595,673
Universal Health Services, Inc.,
Class B
167 34,235
Vertex Pharmaceuticals, Inc. *
295 138,098
Waters Corp. *
48 18,467
West Pharmaceutical Services,
Inc.
171 55,691
(Cost $8,144,777)
8,588,151
Industrials — 8.4%
3M Co.
593 79,183
A O Smith Corp.
568 42,310
Acuity Brands, Inc.
158 50,669
AECOM
225 26,318
AGCO Corp.
406 41,091
Alaska Air Group, Inc. *
568 29,877
Allison Transmission Holdings,
Inc.
226 26,781
Amentum Holdings, Inc. *
171 4,164
American Airlines Group, Inc. *
1,692 24,568
Automatic Data Processing, Inc.
472 144,871
Builders FirstSource, Inc. *
614 114,493
C.H. Robinson Worldwide, Inc.
377 39,804
Carlisle Cos., Inc.
75 34,253
Caterpillar, Inc.
1,153 468,245
Cintas Corp.
241 54,415
Comfort Systems USA, Inc.
70 34,529
Copart, Inc. *
802 50,839
Core & Main, Inc., Class A *
630 30,587
CSX Corp.
1,228 44,883
Cummins, Inc.
486 182,269
Number
of Shares Value $
Deere & Co.
411 191,485
Delta Air Lines, Inc.
2,302 146,914
Donaldson Co., Inc.
390 30,440
EMCOR Group, Inc.
203 103,554
Expeditors International of
Washington, Inc.
743 90,379
Fastenal Co.
1,769 147,818
FedEx Corp.
754 228,213
Ferguson Enterprises, Inc.
838 180,949
FTI Consulting, Inc. *
90 18,227
GE Vernova, Inc. *
401 133,982
Genpact Ltd.
410 18,926
Graco, Inc.
509 46,360
Huntington Ingalls Industries,
Inc.
70 13,854
Illinois Tool Works, Inc.
777 215,633
ITT, Inc.
217 33,878
Jacobs Solutions, Inc.
171 24,150
JB Hunt Transport Services, Inc.
177 33,472
Knight-Swift Transportation
Holdings, Inc.
344 20,420
Landstar System, Inc.
177 32,908
Lincoln Electric Holdings, Inc.
138 30,150
Lockheed Martin Corp.
888 470,116
Masco Corp.
629 50,672
MasTec, Inc. *
127 18,296
MSC Industrial Direct Co., Inc.,
Class A
226 19,409
Old Dominion Freight Line, Inc.
560 126,078
Oshkosh Corp.
222 25,221
Otis Worldwide Corp.
299 30,791
Owens Corning
452 92,940
PACCAR, Inc.
1,375 160,875
Paychex, Inc.
915 133,837
Paycom Software, Inc.
123 28,526
Quanta Services, Inc.
119 40,998
Robert Half, Inc.
621 46,333
Rockwell Automation, Inc.
217 64,045
Rollins, Inc.
508 25,568
Saia, Inc. *
63 35,852
Simpson Manufacturing Co., Inc.
92 17,333
Snap-on, Inc.
232 85,768
Southwest Airlines Co.
2,186 70,739
Tetra Tech, Inc.
354 14,695
Textron, Inc.
468 40,075
Trane Technologies PLC
124 51,611
Union Pacific Corp.
341 83,429
United Airlines Holdings, Inc. *
765 74,075
United Parcel Service, Inc.,
Class B
2,040 276,869
United Rentals, Inc.
182 157,612
W.W. Grainger, Inc.
156 188,033
Watsco, Inc.
99 54,608

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2024 (Unaudited)
Number
of Shares Value $
(Cost $4,668,893)
5,750,265
Information Technology
— 15.3%
Accenture PLC, Class A
2,173 787,430
Adobe, Inc. *
1,156 596,415
Advanced Micro Devices, Inc. *
345 47,325
Amdocs Ltd.
519 45,008
Analog Devices, Inc.
266 58,001
Apple, Inc.
14,318 3,398,091
Applied Materials, Inc.
2,755 481,326
Arista Networks, Inc. *
229 92,933
Autodesk, Inc. *
137 39,990
Cadence Design Systems, Inc. *
45 13,807
CDW Corp.
69 12,139
Cirrus Logic, Inc. *
166 17,339
Cisco Systems, Inc.
22,827 1,351,587
Cognizant Technology Solutions
Corp., Class A
2,472 198,971
Dropbox, Inc., Class A *
1,073 29,679
EPAM Systems, Inc. *
118 28,783
F5, Inc. *
164 41,057
Fair Isaac Corp. *
22 52,251
Fortinet, Inc. *
1,565 148,753
HP, Inc.
1,472 52,153
Intel Corp.
2,204 53,006
Jabil, Inc.
311 42,243
Juniper Networks, Inc.
610 21,911
Keysight Technologies, Inc. *
502 85,762
KLA Corp.
175 113,230
Lam Research Corp.
3,990 294,781
Microchip Technology, Inc.
370 25,223
Micron Technology, Inc.
2,356 230,770
Microsoft Corp.
3,222 1,364,388
NetApp, Inc.
353 43,292
NVIDIA Corp.
812 112,259
ON Semiconductor Corp. *
431 30,653
Oracle Corp.
171 31,608
QUALCOMM, Inc.
1,058 167,725
Skyworks Solutions, Inc.
621 54,393
Teradyne, Inc.
188 20,680
Texas Instruments, Inc.
1,214 244,050
VeriSign, Inc. *
221 41,367
(Cost $9,329,445)
10,470,379
Materials — 1.9%
Albemarle Corp.
150 16,155
Amcor PLC
2,219 23,610
Celanese Corp.
191 13,983
CF Industries Holdings, Inc.
993 89,032
Cleveland-Cliffs, Inc. *
2,885 35,918
Corteva, Inc.
271 16,867
CRH PLC
1,618 165,473
Number
of Shares Value $
Dow, Inc.
991 43,812
DuPont de Nemours, Inc.
191 15,966
Eagle Materials, Inc.
124 38,306
Freeport-McMoRan, Inc.
575 25,415
International Paper Co.
527 31,003
Louisiana-Pacific Corp.
230 27,186
LyondellBasell Industries NV,
Class A
718 59,838
Mosaic Co.
1,111 29,397
NewMarket Corp.
24 12,806
Nucor Corp.
1,683 260,343
Olin Corp.
411 17,505
Packaging Corp. of America
163 40,563
Reliance, Inc.
358 115,004
Steel Dynamics, Inc.
1,133 164,591
United States Steel Corp.
629 25,644
(Cost $1,146,793)
1,268,417
Real Estate — 0.9%
CBRE Group, Inc., Class A *
479 67,055
Gaming and Leisure Properties,
Inc. REIT
380 19,612
Host Hotels & Resorts, Inc. REIT
1,211 22,307
Lamar Advertising Co., Class
A REIT
166 22,247
Public Storage REIT
616 214,399
Simon Property Group, Inc. REIT
754 138,434
VICI Properties, Inc. REIT
1,561 50,904
Weyerhaeuser Co. REIT
1,706 55,036
(Cost $468,444)
589,994
Utilities — 0.4%
Atmos Energy Corp.
340 51,449
CenterPoint Energy, Inc.
852 27,792
Vistra Corp.
984 157,283
(Cost $151,390)
236,524
TOTAL COMMON STOCKS
(Cost $58,076,804)
68,025,007
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Russell 1000 ETF
(Cost $64,615)
200 66,506
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.59% (a)
(Cost $90,385)
90,385 90,385
TOTAL INVESTMENTS — 99.9%
(Cost $58,231,804)
68,181,898
Other assets and liabilities,
net — 0.1%
94,127
NET ASSETS — 100.0%
68,276,025

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
At November 30, 2024, open futures contracts purchased were as follows:
Currency Abbreviations
 *
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.53% (a)(b)
34,277 — (34,277) (c) — — 3 — — —
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.59% (a)
177,441 261,582 (348,638) — — 1,844 — 90,385 90,385
211,718 261,582 (382,915) — — 1,847 — 90,385 90,385
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ ) †
Micro E-Mini S&P 500 Futures
USD 4 113,990 121,030 12/20/2024 7,040
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
November 30, 2024.
USD U.S. Dollar

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
QARP-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 68,025,007 $ — $ — $ 68,025,007
Exchange-Traded Funds
66,506 — — 66,506
Short-Term Investments (a)
90,385 — — 90,385
Derivatives (b)
Futures Contracts
7,040 — — 7,040
TOTAL
$ 68,188,938 $ — $ — $ 68,188,938
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.